ACQUISITION OF ASSETS AND DISPOSAL OF BUSINESSES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 18, 2018
Disclosure of detailed information about business combination [line items]
Cash and bank balances including restricted cash	$ 15,774
Other receivables and prepayments	694
Due from related parties	2,512
Inventories	485
Ships, property, plant and equipment (Note 14)	243,883
Right-of-use assets (Note 15)	87
Bank loans (Note 26)	(125,517)
Other payables	(2,690)
Due to related parties	(33)
Lease liabilities (Note 25)	(90)
Fair value of net identifiable assets acquired	135,105
Total purchase consideration	(44,087)	$ 320,683
Less: cash and bank balances including restricted cash	15,774
Payment for acquisition of subsidiary, net of cash acquired	$ (28,313)